COMMITMENTS AND CONTINGENCIES (Details) - USD ($)					3 Months Ended	12 Months Ended		24 Months Ended
	Apr. 16, 2025	Jan. 21, 2025	Oct. 29, 2021	Sep. 24, 2020	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Mar. 29, 2022	Jan. 01, 2022
COMMITMENTS AND CONTINGENCIES
Amount drawn down						$ 3,109,091	$ 2,000,000
SharonAI
COMMITMENTS AND CONTINGENCIES
Contribution made in Joint Ventures		$ 75,000
SharonAI | Subsequent event
COMMITMENTS AND CONTINGENCIES
Contribution made in Joint Ventures		75,000
SharonAI | Subsequent event | Texas Critical Data Centers LLC (Joint Venture Company)
COMMITMENTS AND CONTINGENCIES
Contribution made in Joint Ventures	$ 75,000	75,000
SharonAI | Texas Critical Data Centers LLC (Joint Venture Company)
COMMITMENTS AND CONTINGENCIES
Contribution made in Joint Ventures		$ 75,000
Membership interest in Joint Venture (%)		50.00%
SharonAI | Texas Critical Data Centers LLC (Joint Venture Company) | Subsequent event
COMMITMENTS AND CONTINGENCIES
Membership interest in Joint Venture (%)		50.00%
Irrevocable standby letter of credit
COMMITMENTS AND CONTINGENCIES
Amount under LOC			$ 425,000	$ 25,000					$ 920,000	$ 650,000
Letter of Credit, Issuer Name [Extensible Enumeration]				nehc:WestTexasNationalBankMember
Interest rate			4.25%	4.25%
Amount drawn down			$ 0		$ 0	$ 0		$ 0